Taxes (Details 3) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Taxes [Abstract]
VAT taxes payable	$ 28,877	$ 48,468
Income taxes payable		28,550
Other taxes payable	6,770	5,138
Totals	$ 35,647	$ 82,156